Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
In thousands	2012	2011
Current:
Federal	$ -	$ (56)
State and local	-	-
Foreign	23	48
Income tax (expense) benefit, current	23	(8)
Deferred:
Federal	-	-
State and local	-	-
Income tax (expense) benefit, deferred	-	-
Income tax expense (benefit)	$ 23	$ (8)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011
Statutory federal income tax benefit rate	34.0%	34.0%
State income taxes, net of federal benefit	3.6	4.1
Federal tax credit refund	-	(4.0)
Foreign income taxed at different rates	(4.8)	0.3
Deferred tax asset valuation allowance	(34.5)	(31.6)
Other	-	(2.2)
Effective income tax rate	(1.7)%	0.6%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
In thousands	2012	2011
Deferred income tax asset:
Tax credit carryforwards	$ 897	$ 926
Operating loss carryforwards	12,188	10,240
Net pension costs	3,366	3,364
Warrant liabilities	(169)	1,462
Accruals	399	351
Allowance for bad debts	(1)	313
Other	548	411
Valuation allowance	(12,377)	(11,945)
Deferred income tax asset, Total	4,851	5,122
Deferred income tax liability:
Depreciation	3,839	4,113
Other	1,012	1,009
Deferred income tax liability, Total	4,851	5,122
Net deferred income taxes	$ -	$ -